Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

Financial instruments whose contract amounts represent credit risk:

	2012	2011
Mortgage rate lock commitments	$3,002	—

Commitments to extend credit	$60,168	54,161

Standby letters of credit	$2,475	963